Financial Instruments (Fair Value Measurements Using Significant Unobservable Inputs) (Detail) (Level 3 [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2010	$ 18,739,000	$ 14,618,000
Contingent consideration expense	1,097,000	4,121,000
Transfers in and/or out of Level 3
Balance at December 31, 2012	$ 19,836,000	$ 18,739,000